Interim Condensed Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Profit or loss [abstract]
Revenue	$ 10,148	$ 9,317	$ 27,536	$ 29,133
Cost of sales
Production costs	(4,484)	(4,384)	(12,673)	(12,030)
Royalty	(777)	(674)	(2,075)	(2,128)
Depreciation	(534)	(376)	(1,446)	(863)
Total cost of sales	(5,795)	(5,434)	(16,194)	(15,021)
Gross profit	4,353	3,883	11,342	14,112
General and administrative expenses	(1,383)	(1,634)	(5,361)	(5,506)
Change in fair value of derivative financial instruments	(2,724)	(730)	(925)	1,670
Foreign exchange gains	123	153	185	211
Interest and other expenses	(311)	(327)	(1,229)	(1,368)
Income before tax	58	1,345	4,012	9,119
Income tax expense	(1,714)	(1,719)	(3,786)	(4,383)
Net (loss) income and comprehensive (loss) income	(1,656)	(374)	226	4,736
Net (loss) income and comprehensive (loss) income attributable to:
Shareholders	(2,639)	(1,264)	(2,525)	849
Non-controlling interest	983	890	2,751	3,887
Net (loss) income and comprehensive (loss) income	$ (1,656)	$ (374)	$ 226	$ 4,736
(Loss) earnings per share attributable to shareholders:
Basic (loss) earnings per share	$ (0.01)	$ (0.00)	$ (0.01)	$ 0.00
Diluted (loss) earnings per share	$ (0.01)	$ (0.00)	$ (0.01)	$ 0.00